Debt - Additional Information (Detail) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended							12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended					1 Months Ended				1 Months Ended
	May 15, 2013	Dec. 20, 2012	Jul. 26, 2010	Jul. 13, 2013	Jul. 14, 2012	Jul. 13, 2013	Jul. 14, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Dec. 29, 2012 2013 ABL Facility [Member]	Dec. 31, 2011 2013 ABL Facility [Member]	Jan. 02, 2010 2013 ABL Facility [Member]	Dec. 29, 2012 2013 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2013 ABL Facility [Member] LIBOR Plus [Member]	Jul. 13, 2013 2017 ABL Facility [Member]	Dec. 29, 2012 2017 ABL Facility [Member]	Dec. 14, 2012 2017 ABL Facility [Member]	Jul. 13, 2013 2017 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2017 ABL Facility [Member] Letter of Credit [Member]	Dec. 29, 2012 2017 ABL Facility [Member] Prime Rate Plus [Member]	Dec. 29, 2012 2017 ABL Facility [Member] LIBOR Plus [Member]	Dec. 29, 2012 2015 Notes [Member]	Jan. 01, 2011 2015 Notes [Member]	Jan. 02, 2010 2015 Notes [Member]	Dec. 20, 2012 2015 Notes [Member]	Dec. 31, 2011 2015 Notes [Member]	Dec. 20, 2012 2017 Notes [Member]	May 15, 2013 Holding Two [Member]	Jul. 13, 2013 Holding Two [Member]	Jul. 13, 2013 Holding Two [Member] Condition One [Member]	Dec. 20, 2012 Holding One [Member]	Dec. 29, 2012 Old Senior Secured Notes [Member]
Debt (Additional Textual) [Abstract]
Senior secured notes issued																								$ 75,000,000	$ 275,000,000			$ 460,000,000	$ 150,000,000			$ 460,000,000
Interest rate, notes																								10.125%	10.125%			8.875%	8.75%		9.50%	8.875%
Maturity date of senior notes																	Dec. 14, 2017							Oct. 15, 2015	Oct. 15, 2015			Dec. 15, 2017	Jun. 15, 2018			Dec. 15, 2017
Dividend to shareholders	141,900,000	100,000,000
Semi-annual interest payments date								The 2017 Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15 beginning on June 15, 2013																					The Holding II Notes mature June 15, 2018 and require semi-annual interest payments on June 15 and December 15 beginning on December 15, 2013.			The Holding I Notes mature December 15, 2017 and require semi-annual interest payments on June 15 and December 15.
Notes deposited in irrevocable trust																										377,300,000
Repay of notes																							350,000,000
Redemption Premium Payment								20,901,000															17,700,000
Unpaid interest																							9,600,000
Prepaid interest																										3,200,000
Write off of unamortized deferred financing costs								8,300,000															7,800,000
Unamortized net discount on Notes																							2,000,000
Maximum borrowing capacity in ABL Facility													100,000,000					125,000,000
Unused availability under the ABL Facility												70,400,000				53,100,000	54,500,000
Letters of credit outstanding														13,100,000					15,200,000	14,800,000
Revolving ABL Facility expiry date											Oct. 09, 2013
Increase in capacity upon met specified condition																		50,000,000
Effective interest rate on borrowings under the ABL Facility																2.13%	2.06%
Revolving interest rate basis points															150 to 200 basis points						50 to 100 basis points	150 to 200 basis points
Interest expense, net				16,742,000	13,709,000	35,714,000	32,021,000	58,893,000	61,698,000	61,231,000
Capital lease interest								18,000,000	20,100,000	21,500,000
Proceeds from long-term debt borrowings						148,500,000		460,000,000		112,125,000																			148,500,000
Debt original issue discount																											2,495,000		1,500,000	1,463,000
Dividend per share paid	$ 980	$ 690.72	$ 207.22
Repayments of long-term debt borrowings						$ 161,000	$ 250,000	$ 350,452,000	$ 409,000	$ 36,377,000																							$ 350,000,000